Trade and Other Payables	12 Months Ended
Feb. 28, 2023
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

19. TRADE AND OTHER PAYABLES

	As of February 28
Figures in Rand thousands	2023	2022

Trade payables
Amounts due to related parties	13,081	8,963
Trade payables	137,400	90,387
Accrued expenses	121,784	115,198
	272,265	214,548

Other payables
Sundry creditors	22,918	14,754
Other taxes	44,566	30,896
Dividend payable to NCI	34,298	21,668
	374,047	281,866

The amounts due to related parties are unsecured, interest-free and repayable on demand.

Trade payables are non-interest bearing and are normally settled on 30 to 60 days term.

The fair value of the financial instruments approximates their carrying amounts.